PROVISIONS, CONTINGENCIES AND COMMITMENTS - Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Abstract]
Commitments related to purchases of raw materials and energy	$ 11,346	$ 11,668
Guarantees, pledges and other collateral	8,888	8,470
Capital expenditure commitments	2,799	2,930
Other commitments	1,374	1,533
Total	$ 24,407	$ 24,601